March 9, 2005

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         Re:      The Treasurer's Fund, Inc. (the "Fund")
                  File Nos. 33-17604 and 811-05347
                  --------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's Statement of Additional Information dated February 25, 2005 does not differ from that contained in Post-Effective Amendment No. 28 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2005 (Accession No. 0000935069-05-000346).

         Any questions with respect to this filing should be directed to my attention at (617) 338-4352.

Very truly yours,


/s/ HEATHER MELITO-DEZAN
Heather Melito-Dezan
Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B.  Alpert - Gabelli Funds, LLC
         J.  McKee - Gabelli Funds, LLC
         M.  VanWormer  - Paul,  Hastings,  Janofsky & Walker  LLP
         T.  Hamlin
         J.  DelPrete